Vessels, net - Additional information (Details) $ in Thousands	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended
	Jan. 19, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 30, 2016 USD ($)	May 15, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 16, 2016 USD ($)	Oct. 31, 2016 USD ($)	Oct. 26, 2016 USD ($)	Dec. 31, 2016 USD ($)	Apr. 27, 2017 USD ($)	Apr. 12, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 24, 2017 USD ($)	Mar. 01, 2017 USD ($)	Feb. 14, 2017 USD ($)	Feb. 10, 2017 USD ($)	Oct. 18, 2016 USD ($)	Oct. 05, 2016 USD ($)	Sep. 27, 2016 USD ($)	Aug. 22, 2016 USD ($)	Mar. 24, 2016 USD ($)
Impairment loss, gain/loss from sale of vessel owning companies and other					$ (300)	$ (45,945)
Loan drawdown for vessels additions					79,000	0
Cash consideration					435,006	0
Vessels
Capitalized expenses					4,306
Capitalized interest					$ 685
New Revolving Facility
Loan drawdown for vessels additions									$ 58,619
Revolving Credit Facility
Loan drawdown for vessels additions							$ 7,825
Secured Credit Facility at February 14, 2012
Cash prepayment			$ 15,000
Rangiroa, Negonego and Fakarava
Number of vessels																						3
Disposal Date					Mar. 31, 2016
Vessels total sale price																						$ 70,000
Impairment loss, gain/loss from sale of vessel owning companies and other		$ (23,018)
Debt assumed																						$ 102,070
Amount tranferred to the new owners			$ 12,060
Galveston Supramax Vessel
Disposal Date					Nov. 30, 2015
Coronado Panamax vessel
Disposal Date					Sep. 09, 2016
Vessels total sale price																					$ 4,250
Oregon Panamax vessel
Disposal Date					Sep. 21, 2016
Vessels total sale price							4,675
Amount tranferred to the new owners							$ 7,825
Accounting for transactions under common control										$ 281
Ocean Crystal Panamax vessel
Disposal Date					Nov. 07, 2016
Vessels total sale price																				$ 3,720
Sonoma Panamax vessel
Disposal Date					Nov. 15, 2016
Vessels total sale price																			$ 3,950
Sorrento Panamax vessel
Disposal Date					Nov. 22, 2016
Vessels total sale price																		$ 6,700
Amalfi and Samatan Panamax vessels
Disposal Date					Oct. 31, 2016
Vessels held for sale
Impairment loss, gain/loss from sale of vessel owning companies and other						$ (18,266)
Drybulk Carrier Vessels
Number of vessels										13
Amalfi, Galveston and Samatan
Number of vessels									3
Vessels total sale price									$ 15,000
Amount tranferred to the new owners								$ 58,619
Accounting for transactions under common control										$ (476)
Anderida VLGC | LPG Option Agreement
Purchase price	$ 83,500
Delivery Date					June 28, 2017
Number of vessels	1
Cash consideration	$ 61,650
Anderida VLGC | LPG Option Agreement | New Revolving Facility
Loan drawdown for vessels additions	21,850
Accounting for transactions under common control	$ 6,500
Aframax tanker under construction Balla
Purchase price																	$ 44,500
Delivery Date					April 27, 2017
Second hand Very Large Crude Carrier Shiraga
Purchase price																$ 57,000
Delivery Date					June 9, 2017
Second hand Aframax Tanker Stamos
Purchase price															$ 29,000
Delivery Date					May 15, 2017
Second-hand Newcastle drybulk vessel Marini
Purchase price														$ 30,750
Delivery Date					May 2, 2017
Kamsarmax Drybulk vessel under construction Kelly
Delivery Date					June 14, 2017
Kamsarmax Drybulk second-hand vessel Matisse
Delivery Date					June 1, 2017
Kamsarmax Drybulk second-hand vessel Valadon
Delivery Date					May 17, 2017
Kelly, Matisse and Valadon drybulk vessels
Purchase price													$ 71,000
Number of vessels													3
Second hand Kamsarmax drybulk carrier Nasaka
Purchase price												$ 22,000
Delivery Date					May 10, 2017
Second hand Kamsarmax drybulk vessel Castellani
Purchase price											$ 23,500
Delivery Date					June 6, 2017
Suezmax newbuilding vessel Samsara
Purchase price				$ 64,000
Delivery Date					May 19, 2017
Accounting for transactions under common control				$ 440